PREPAID EXPENSE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSE AND OTHER CURRENT ASSETS

3. PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expense and other current assets consist of the following:

	December 31,
	2010	2011
Spare parts	$2,564,394	$3,166,462
Prepaid Value added tax (“VAT”)	—	5,399,839
VAT Refundable	1,843,131	1,002,186
Prepaid insurance fee	471,021	1,121,769
Others	116,629	461,886

Total	$4,995,175	$11,152,142